Supplemental Information with Respect to Cash Flows (Details) - Schedule of supplemental information with respect to cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in non-cash working capital:
Trade and other receivables	$ (116,304)	$ 187,432	$ (2,773,808)
Prepaids	(19,238)	594,734	(496,132)
Inventory	(3,028,071)	(3,075,532)	(601,487)
Advances to suppliers	314,315	264,383	(83,860)
Accounts payable and accrued liabilities	664,629	(158,906)	1,372,389
Deferred revenue	149,600
Due to/from related party		214,456	(76,866)
Total	$ (2,035,069)	$ (1,973,433)	$ (2,659,764)